Additional disclosures in respect of guaranteed securities	12 Months Ended
Mar. 31, 2019
Separate Financial Statements [Abstract]
Additional disclosures in respect of guaranteed securities
Additional disclosures in respect of guaranteed securities

We have preferred shares that are listed on a US national securities exchange and are guaranteed by other companies in the Group. These guarantors commit to honour any liabilities should the company issuing the debt have any financial difficulties. In order to provide debt holders with information on the financial stability of the companies providing the guarantees, we are required to disclose individual financial information for these companies. We have chosen to include this information in the Group financial statements rather than submitting separate stand-alone financial statements.

The following condensed consolidating financial information, comprising statements of comprehensive income, statements of financial position and cash flow statements, is given in respect of Niagara Mohawk Power Corporation as a result of National Grid plc’s guarantee, dated 29 October 2007, of Niagara Mohawk’s 3.6% and 3.9% issued preferred shares, which amount to £29 million. National Grid plc’s guarantee of Niagara Mohawk Power Corporation’s preferred shares is full and unconditional pursuant to Rule 3-10(i)(8) (i) and (ii) of Regulation S-X. These guarantors commit to honour any liabilities should the company issuing the debt have any financial difficulties.
On 1 June 2018, the Group repaid the 6.625% Guaranteed Notes due 2018 that were issued in June 1998 by British Transco Finance Inc., then known as British Gas Finance Inc. (issuer of notes).
The following financial information for National Grid plc and Niagara Mohawk Power Corporation on a condensed consolidating basis is intended to provide investors with meaningful and comparable financial information, and is provided pursuant to various rules including Rule 3-10 of Regulation S-X in lieu of the separate financial statements of each subsidiary issuer of public debt securities.
This financial information should be read in conjunction with the other disclosures in these financial statements.
Summary statements of comprehensive income are presented, on a consolidated basis, for the three years ended 31 March 2019. Summary statements of comprehensive income of National Grid plc are presented under IFRS measurement principles, as modified by the inclusion of the results of subsidiary undertakings on the basis of equity accounting principles.
The summary statements of financial position of National Grid plc include the investments in subsidiaries recorded on the basis of equity accounting principles for the purposes of presenting condensed consolidating financial information under IFRS. The summary statements of financial position present these investments within non-current financial and other investments.
The consolidation adjustments column includes the necessary amounts to eliminate the intercompany balances and transactions between National Grid plc, Niagara Mohawk Power Corporation and other subsidiaries.
36. Additional disclosures in respect of guaranteed securities continued
Summary statements of comprehensive income for the year ended 31 March 2019 – IFRS

	Parent guarantor	Issuer of notes
	National Grid plc £m	Niagara Mohawk Power Corporation £m	Other subsidiaries £m	Consolidation adjustments £m	National Grid consolidated £m

Continuing operations
Revenue	—	2,483	12,450	—	14,933
Operating costs:
Depreciation, amortisation and impairment	—	(216)	(1,519)	—	(1,735)
Payroll costs	—	(360)	(1,492)	—	(1,852)
Purchases of electricity	—	(559)	(895)	—	(1,454)
Purchases of gas	—	(189)	(1,453)	—	(1,642)
Rates and property taxes	—	(200)	(908)	—	(1,108)
Balancing Services Incentive Scheme	—	—	(1,196)	—	(1,196)
Other operating costs	—	(569)	(2,507)	—	(3,076)
	—	(2,093)	(9,970)	—	(12,063)
Total operating profit	—	390	2,480	—	2,870
Net finance costs	(252)	(124)	(693)	—	(1,069)
Interest in equity accounted affiliates	1,712	—	40	(1,712)	40
Profit before tax	1,460	266	1,827	(1,712)	1,841
Tax	50	(56)	(333)	—	(339)
Profit after tax from discontinued operations	—	—	12	—	12
Profit for the year	1,510	210	1,506	(1,712)	1,514
Amounts recognised in other comprehensive income from continuing operations[1]	303	4	(45)	41	303
Amounts recognised in other comprehensive income from discontinued operations[1]	36	—	36	(36)	36
Total comprehensive income for the year	1,849	214	1,497	(1,707)	1,853
Attributable to:
Equity shareholders	1,849	214	1,493	(1,707)	1,849
Non-controlling interests	—	—	4	—	4
	1,849	214	1,497	(1,707)	1,853

1.	Includes other comprehensive income relating to interest in equity accounted affiliates.
36. Additional disclosures in respect of guaranteed securities continued
Summary statements of comprehensive income for the year ended 31 March 2018[1] – IFRS

	Parent guarantor	Issuer of notes		Subsidiary guarantor
	National Grid plc £m	Niagara Mohawk Power Corporation £m	British Transco Finance Inc. £m	National Grid Gas plc £m	Other subsidiaries £m	Consolidation adjustments £m	National Grid consolidated £m

Continuing operations
Revenue	—	2,416	—	1,430	11,495	(91)	15,250
Operating costs:
Depreciation, amortisation and impairment	—	(190)	—	(245)	(1,095)	—	(1,530)
Payroll costs	—	(318)	—	(122)	(1,208)	—	(1,648)
Purchases of electricity	—	(537)	—	—	(748)	—	(1,285)
Purchases of gas	—	(166)	—	—	(1,377)	—	(1,543)
Rates and property taxes	—	(183)	—	(94)	(780)	—	(1,057)
Balancing Services Incentive Scheme	—	—	—	—	(1,012)	—	(1,012)
Payments to other UK network owners	—	—	—	—	(1,043)	—	(1,043)
Other operating costs	—	(397)	—	(331)	(2,002)	91	(2,639)
	—	(1,791)	—	(792)	(9,265)	91	(11,757)
Total operating profit	—	625	—	638	2,230	—	3,493
Net finance income/(costs)	889	(100)	—	(174)	(1,497)	—	(882)
Interest in equity accounted affiliates	2,622	—	—	8	49	(2,630)	49
Profit before tax	3,511	525	—	472	782	(2,630)	2,660
Tax	40	321	—	(103)	631	—	889
Profit after tax from discontinued operations	—	—	—	17	(15)	—	2
Profit for the year	3,551	846	—	386	1,398	(2,630)	3,551
Amounts recognised in other comprehensive income from continuing operations[3]	224	1	—	272	457	(730)	224
Amounts recognised in other comprehensive income from discontinued operations[3]	147	—	—	—	147	(147)	147
Total comprehensive income for the year	3,922	847	—	658	2,002	(3,507)	3,922
Attributable to:
Equity shareholders	3,922	847	—	658	2,002	(3,507)	3,922
Non-controlling interests	—	—	—	—	—	—	—
	3,922	847	—	658	2,002	(3,507)	3,922

1.	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas as a discontinued operation in the current period (see note 1C and note 10).

2.	Profit for the year for British Transco Finance Inc. is £nil as interest payable to external bond holders is offset by interest receivable on loans to National Grid Gas plc.

3.	Includes other comprehensive income relating to interest in equity accounted affiliates.
36. Additional disclosures in respect of guaranteed securities continued
Summary statements of comprehensive income for the year ended 31 March 2017 – IFRS

	Parent guarantor	Issuer of notes		Subsidiary guarantor
	National Grid plc £m	Niagara Mohawk Power Corporation £m	British Transco Finance Inc. £m	National Grid Gas plc re-presented £m	Other subsidiaries re-presented £m	Consolidation adjustments £m	National Grid consolidated £m

Continuing operations
Revenue	—	2,388	—	1,376	11,435	(164)	15,035
Operating costs:
Depreciation, amortisation and impairment	—	(193)	—	(256)	(1,032)	—	(1,481)
Payroll costs	—	(326)	—	(114)	(1,138)	—	(1,578)
Purchases of electricity	—	(511)	—	—	(586)	—	(1,097)
Purchases of gas	—	(140)	—	(67)	(1,012)	—	(1,219)
Rates and property taxes	—	(188)	—	(101)	(753)	—	(1,042)
Balancing Services Incentive Scheme	—	—	—	—	(1,120)	—	(1,120)
Payments to other UK network owners	—	—	—	—	(1,008)	—	(1,008)
Other operating costs	—	(435)	—	(394)	(2,617)	164	(3,282)
	—	(1,793)	—	(932)	(9,266)	164	(11,827)
Total operating profit	—	595	—	444	2,169	—	3,208
Net finance income/(costs)	8,177	(101)	—	(253)	(8,910)	—	(1,087)
Dividends receivable	—	—	—	—	8,100	(8,100)	—
Interest in equity accounted affiliates	(401)	—	—	—	63	401	63
Profit before tax	7,776	494	—	191	1,422	(7,699)	2,184
Tax	19	(181)	—	16	(228)	—	(374)
Profit after tax from discontinued operations	—	—	—	4,633	1,351	—	5,984
Profit for the year	7,795	313	—	4,840	2,545	(7,699)	7,794
Amounts recognised in other comprehensive income from continuing operations[2]	578	—	—	114	177	(291)	578
Amounts recognised in other comprehensive income from discontinued operations[2]	42	—	—	51	(62)	11	42
Total comprehensive income for the year	8,415	313	—	5,005	2,660	(7,979)	8,414
Attributable to:
Equity shareholders	8,415	313	—	5,005	2,661	(7,979)	8,415
Non-controlling interests	—	—	—	—	(1)	—	(1)
	8,415	313	—	5,005	2,660	(7,979)	8,414

1.	Profit for the year for British Transco Finance Inc. is £nil as interest payable to external bond holders is offset by interest receivable on loans to National Grid Gas plc.

2.	Includes other comprehensive income relating to interest in equity accounted affiliates.
36. Additional disclosures in respect of guaranteed securities continued
Statements of financial position as at 31 March 2019 – IFRS

	Parent guarantor	Issuer of notes
	National Grid plc £m	Niagara Mohawk Power Corporation £m	Other subsidiaries £m	Consolidation adjustments £m	National Grid consolidated £m
Non-current assets
Goodwill	—	745	5,124	—	5,869
Other intangible assets	—	3	1,081	—	1,084
Property, plant and equipment	—	6,985	36,928	—	43,913
Other non-current assets	—	4	260	—	264
Amounts owed by subsidiary undertakings	358	—	2,073	(2,431)	—
Pension assets	—	260	1,307	—	1,567
Financial and other investments	23,573	22	3,434	(25,754)	1,275
Derivative financial assets	—	9	1,036	—	1,045
Total non-current assets	23,931	8,028	51,243	(28,185)	55,017
Current assets
Inventories and current intangible assets	—	41	329	—	370
Trade and other receivables	1	535	2,617	—	3,153
Current tax assets	—	—	260	(134)	126
Amounts owed by subsidiary undertakings	12,514	476	14,101	(27,091)	—
Financial and other investments	895	13	1,073	—	1,981
Derivative financial assets	110	21	80	(103)	108
Cash and cash equivalents	75	12	165	—	252
Assets held for sale	—	—	1,956	—	1,956
Total current assets	13,595	1,098	20,581	(27,328)	7,946
Total assets	37,526	9,126	71,824	(55,513)	62,963
Current liabilities
Borrowings	(1,275)	(634)	(2,563)	—	(4,472)
Derivative financial liabilities	(92)	(15)	(346)	103	(350)
Trade and other payables	(58)	(413)	(3,298)	—	(3,769)
Contract liabilities	—	(4)	(57)	—	(61)
Amounts owed to subsidiary undertakings	(14,104)	—	(12,987)	27,091	—
Current tax liabilities	—	(148)	(147)	134	(161)
Provisions	—	(24)	(292)	—	(316)
Total current liabilities	(15,529)	(1,238)	(19,690)	27,328	(9,129)
Non-current liabilities
Borrowings	(346)	(2,048)	(21,864)	—	(24,258)
Derivative financial liabilities	(228)	(8)	(597)	—	(833)
Other non-current liabilities	—	(301)	(507)	—	(808)
Contract liabilities	—	(181)	(752)	—	(933)
Amounts owed to subsidiary undertakings	(2,074)	—	(357)	2,431	—
Deferred tax liabilities	—	(678)	(3,287)	—	(3,965)
Pensions and other post-retirement benefit obligations	—	(872)	(913)	—	(1,785)
Provisions	—	(271)	(1,612)	—	(1,883)
Total non-current liabilities	(2,648)	(4,359)	(29,889)	2,431	(34,465)
Total liabilities	(18,177)	(5,597)	(49,579)	29,759	(43,594)
Net assets	19,349	3,529	22,245	(25,754)	19,369
Equity
Share capital	458	144	180	(324)	458
Share premium account	1,314	2,394	9,032	(11,426)	1,314
Retained earnings	21,814	991	13,048	(14,039)	21,814
Other equity reserves	(4,237)	—	(35)	35	(4,237)
Shareholders’ equity	19,349	3,529	22,225	(25,754)	19,349

Non-controlling interests	—	—	20	—	20
Total equity	19,349	3,529	22,245	(25,754)	19,369
36. Additional disclosures in respect of guaranteed securities continued
Statements of financial position as at 31 March 2018 – IFRS

	Parent guarantor	Issuer of notes		Subsidiary guarantor
	National Grid plc £m	Niagara Mohawk Power Corporation £m	British Transco Finance Inc. £m	National Grid Gas plc £m	Other subsidiaries £m	Consolidation adjustments £m	National Grid consolidated £m
Non-current assets
Goodwill	—	691	—	—	4,753	—	5,444
Other intangible assets	—	3	—	107	789	—	899
Property, plant and equipment	—	6,148	—	4,433	29,272	—	39,853
Other non-current assets	—	3	—	94	18	—	115
Amounts owed by subsidiary undertakings	350	—	—	3,426	2,593	(6,369)	—
Pension assets	—	231	—	412	766	—	1,409
Financial and other investments	21,708	30	—	101	12,340	(31,112)	3,067
Derivative financial assets	18	2	—	591	708	—	1,319
Total non-current assets	22,076	7,108	—	9,164	51,239	(37,481)	52,106
Current assets
Inventories and current intangible assets	—	36	—	22	283	—	341
Trade and other receivables	1	515	—	276	2,006	—	2,798
Current tax assets	—	—	—	—	307	(193)	114
Amounts owed by subsidiary undertakings	11,254	130	220	708	11,253	(23,565)	—
Financial and other investments	938	15	—	863	878	—	2,694
Derivative financial assets	308	7	—	46	—	44	405
Cash and cash equivalents	—	4	—	271	54	—	329
Total current assets	12,501	707	220	2,186	14,781	(23,714)	6,681
Total assets	34,577	7,815	220	11,350	66,020	(61,195)	58,787
Current liabilities
Borrowings	(781)	(51)	(218)	(675)	(2,722)	—	(4,447)
Derivative financial liabilities	(187)	(36)	—	(68)	(66)	(44)	(401)
Trade and other payables	(62)	(318)	—	(347)	(2,726)	—	(3,453)
Amounts owed to subsidiary undertakings	(11,809)	—	—	(624)	(11,132)	23,565	—
Current tax liabilities	—	(202)	—	(26)	(88)	193	(123)
Provisions	—	(23)	—	(66)	(184)	—	(273)
Total current liabilities	(12,839)	(630)	(218)	(1,806)	(16,918)	23,714	(8,697)
Non-current liabilities
Borrowings	(773)	(2,087)	—	(3,635)	(15,683)	—	(22,178)
Derivative financial liabilities	(41)	(18)	—	(157)	(444)	—	(660)
Other non-current liabilities	—	(281)	—	(181)	(855)	—	(1,317)
Amounts owed to subsidiary undertakings	(2,091)	—	—	(500)	(3,778)	6,369	—
Deferred tax liabilities	(1)	(626)	—	(441)	(2,568)	—	(3,636)
Pensions and other post-retirement benefit obligations	—	(765)	—	—	(907)	—	(1,672)
Provisions	—	(248)	—	(129)	(1,402)	—	(1,779)
Total non-current liabilities	(2,906)	(4,025)	—	(5,043)	(25,637)	6,369	(31,242)
Total liabilities	(15,745)	(4,655)	(218)	(6,849)	(42,555)	30,083	(39,939)
Net assets	18,832	3,160	2	4,501	23,465	(31,112)	18,848
Equity
Share capital	452	133	—	45	182	(360)	452
Share premium account	1,321	2,194	—	204	9,032	(11,430)	1,321
Retained earnings	21,599	830	2	2,929	14,217	(17,978)	21,599
Other equity reserves	(4,540)	3	—	1,323	18	(1,344)	(4,540)
Shareholders’ equity	18,832	3,160	2	4,501	23,449	(31,112)	18,832

Non-controlling interests	—	—	—	—	16	—	16
Total equity	18,832	3,160	2	4,501	23,465	(31,112)	18,848

36. Additional disclosures in respect of guaranteed securities continued
Cash flow statements

	Parent guarantor	Issuer of notes		Subsidiary guarantor
	National Grid plc £m	Niagara Mohawk Power Corporation £m	British Transco Finance Inc. £m	National Grid Gas plc £m	Other subsidiaries £m	Consolidation adjustments £m	National Grid consolidated £m
Year ended 31 March 2019
Net cash flow from operating activities – continuing operations	33	572	n/a	n/a	3,784	—	4,389
Net cash flow used in operating activities – discontinued operations	—	—	n/a	n/a	(71)	—	(71)
Net cash flow from/(used in) investing activities – continuing operations	121	(823)	n/a	n/a	(3,570)	1,082	(3,190)
Net cash flow from investing activities – discontinued operations	—	—	n/a	n/a	156	—	156
Net cash flow (used in)/from financing activities – continuing operations	(79)	259	n/a	n/a	(462)	(1,082)	(1,364)
Net cash flow from financing activities – discontinued operations	—	—	n/a	n/a	—	—	—
Net increase/(decrease) in cash and cash equivalents in the year	75	8	n/a	n/a	(163)	—	(80)
Year ended 31 March 2018
Net cash flow from operating activities – continuing operations	35	662	—	888	3,125	—	4,710
Net cash flow used in operating activities – discontinued operations	—	—	—	(98)	(109)	—	(207)
Net cash flow from/(used in) investing activities – continuing operations	4,660	(473)	15	656	(1,930)	(862)	2,066
Net cash flow from investing activities – discontinued operations	—	—	—	—	171	—	171
Net cash flow (used in)/from financing activities – continuing operations	(5,785)	(189)	(15)	(1,041)	(1,148)	862	(7,316)
Net cash flow used in financing activities – discontinued operations	—	—	—	(125)	(106)	—	(231)
Net (decrease)/increase in cash and cash equivalents in the year	(1,090)	—	—	280	3	—	(807)
Year ended 31 March 2017
Net cash flow from operating activities – continuing operations	53	757	—	918	2,592	—	4,320
Net cash flow from operating activities – discontinued operations	—	—	—	450	459	—	909
Net cash flow from/(used in) investing activities – continuing operations	4,181	(469)	15	215	(1,118)	(6,458)	(3,634)
Net cash flow from/(used in) investing activities – discontinued operations	—	—	—	5,618	(6,298)	—	(680)
Net cash flow (used in)/from financing activities – continuing operations	(3,146)	(288)	(15)	(8,322)	3,771	6,458	(1,542)
Net cash flow from financing activities – discontinued operations	—	—	—	1,120	491	—	1,611
Net increase/(decrease) in cash and cash equivalents in the year	1,088	—	—	(1)	(103)	—	984

Cash dividends were received by National Grid plc from subsidiary undertakings amounting to £nil during the year ended 31 March 2019 (2018: £950 million; 2017: £6,006 million).
Maturity analysis of Parent Company borrowings

	2019	2018
	£m	£m
Total borrowings are repayable as follows:
Less than 1 year	1,275	781
In 1 to 2 years	—	438
In 2 to 3 years	346	—
In 3 to 4 years	—	335
In 4 to 5 years	—	—
More than 5 years	—	—
	1,621	1,554